Investment in AquaBounty - Summary of Fair Value of the Consideration Transferred (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	0 Months Ended
	Sep. 30, 2013	Mar. 15, 2013 AquaBounty [Member]
Business Combination Transactions [Line Items]
Consideration paid		$ 4,907
Fair value of noncontrolling interest	15,153	15,153
Fair value of the Company's investment in affiliate held before the business combination		12,751
Fair value of the consideration transferred		$ 32,811